EXHIBIT 99.5

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-B SERIES

Period	Collection	Accrual	Distribution
From	01-Apr-18	16-Apr-18	15-May-18
To	30-Apr-18	15-May-18
Days	29

Description of Collateral

On the Distribution Date, the Series 2017-B balances were:

Notes	$760,000,000.00
760,000,000.00
Principal Amount of Debt	760,000,000.00
Required Overcollateralization	$178,296,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$6,136,037.65
Series Nominal Liquidation Amount	944,432,037.65

Required Participation Amount	$944,432,037.65
Excess Receivables	$81,634,536.64

Total Collateral	1,026,066,574.29

Collateral as Percent of Notes	135.01%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,420,735,660.76
Total Principal Collections	($1,977,554,259.06)
Investment in New Receivables	$1,937,526,133.44
Receivables Added for Additional Accounts	$0.00
Repurchases	($44,953,191.66)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($764,160,698.12)
Less Servicing Adjustment	($2,526,005.33)

Ending Balance	$5,569,067,640.03

SAP for Next Period	18.42%

Average Receivable Balance	$5,605,525,493.68
Monthly Payment Rate	35.28%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$19,388,356.28
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$19,388,356.28

Series Allocation Percentage at Month-End	18.42%
Floating Allocation Percentage at Month-End	89.92%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2020	10/1/2019	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	29
LIBOR	1.896880%
Applicable Margin	0.430000%
	2.326880%

	Actual	Per $1000
Interest	1,424,567.64	1.87
Principal	—	—

		1.87
Total Due Investors	1,424,567.64
Servicing Fee	781,913.33

Excess Cash Flow	1,005,628.50

Reserve Account
Required Balance	$3,800,000.00
Current Balance	$3,800,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.56%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		35.01%